Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 3,257,288	$ 8,377,796
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(481,764)	586,248
Percent of Total	(14.79%)	7.00%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(186,988)	1,048,167
Percent of Total	(5.74%)	12.51%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	23,507	278,723
Percent of Total	0.72%	3.33%
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	68,801	73,327
Percent of Total	2.11%	0.88%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,874,079	1,581,405
Percent of Total	57.54%	18.88%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	200,275	(9,567)
Percent of Total	6.15%	(0.11%)
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(617,967)	84,721
Percent of Total	(18.97%)	1.01%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	621,328	1,328,503
Percent of Total	19.08%	15.86%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	58,995	(76,817)
Percent of Total	1.81%	(0.92%)
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(171,493)
Percent of Total	(5.26%)
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	4,075	210
Percent of Total	0.13%	0.00%
New Zealand Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		331,118
Percent of Total		3.95%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(11,676)	(32,125)
Percent of Total	(0.36%)	(0.38%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	226,541	265
Percent of Total	6.95%	0.00%
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	126,292	(71,941)
Percent of Total	3.88%	(0.86%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	12,410	42,706
Percent of Total	0.38%	0.51%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(99,853)	5,957
Percent of Total	(3.07%)	0.07%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(51,726)	(75,934)
Percent of Total	(1.59%)	(0.91%)
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		765,139
Percent of Total		9.13%
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	31,655	(74,698)
Percent of Total	0.97%	(0.89%)
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	31,018	3,377
Percent of Total	0.95%	0.04%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(174,801)	(27,175)
Percent of Total	(5.37%)	(0.32%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,774,580	$ 2,616,187
Percent of Total	54.48%	31.22%